S000006334 [Member] Average Annual Total Returns		4 Months Ended	12 Months Ended	60 Months Ended	70 Months Ended	120 Months Ended	322 Months Ended	432 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		7.30%	(0.36%)		2.01%		5.06%
I Class
Prospectus [Line Items]
Average Annual Return, Percent	[2],[3]		7.50%	(0.64%)		1.93%		5.07%
Performance Inception Date	[3]							Jan. 01, 1990
I Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[2],[3]		5.87%	(1.83%)		0.73%		3.47%
Performance Inception Date	[3]							Jan. 01, 1990
I Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[2],[3]		4.42%	(1.00%)		0.96%		3.40%
Performance Inception Date	[3]							Jan. 01, 1990
N Class
Prospectus [Line Items]
Average Annual Return, Percent	[2]		7.34%	(0.79%)		1.73%	4.02%
Performance Inception Date							Mar. 01, 1999
Plan Class
Prospectus [Line Items]
Average Annual Return, Percent	[2]		7.54%	(0.59%)	0.37%
Performance Inception Date					Feb. 28, 2020
Class I-3
Prospectus [Line Items]
Performance Inception Date		Aug. 25, 2025

[1]
The Bloomberg U.S. Aggregate Bond Index is a market capitalization-weighted index of investment grade, U.S. dollar-denominated, fixed-rate debt issues, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

[2]	Class I-3 shares of the Fund have an inception date of August 25, 2025, and therefore do not have a full year of performance history as of the date of this Prospectus.
[3]	Performance data includes the performance of the predecessor entity for periods before the Fund’s registration became effective. The predecessor entity was not registered under the 1940 Act and, therefore, was not subject to certain investment restrictions that are imposed by the 1940 Act. If the predecessor entity had been registered under the 1940 Act, the predecessor entity’s performance may have been lower.